Significant Accounting Policies - Concentration of Risk (Details) - Credit risk	12 Months Ended
	Dec. 31, 2016 customer Owner	Dec. 31, 2015 customer Owner	Dec. 31, 2014 customer Owner
Accounts receivable - Oil and gas sales
Concentration of Risk
Concentration risk (as a percent)	77.00%	68.00%	70.00%
Number of customers | customer	4	4	5
Accounts receivable - Joint interest owners
Concentration of Risk
Concentration risk (as a percent)	48.00%	80.00%	67.00%
Number of customers | Owner	5	5	5